PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Aug. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357
Acquisitions through business combinations (Note 27)	—	5,786	2,859	720	721	1,742	11,828
Additions	—	2,928	1,762	4,655	270	—	9,615
Transfers	—	—	—	—	667	(889)	(222)
Construction completed	—	27	(4,657)	4,630	—	—	—
Disposals	—	—	—	(3,586)	(12)	—	(3,598)
Balance, August 31, 2021	$4,075	$135,763	$2,092	$139,410	$10,323	$5,317	$296,980
Acquisitions through business combinations (Note 27)	230	781	2,930	397	143	1,759	6,240
Additions	400	7,326	26,021	18,051	1,210	2,931	55,939
Transfers (Note 15 (ii))	—	961	—	—	—	(961)	—
Construction completed	—	1,539	(20,671)	18,659	473	—	—
Disposals	—	(100)	—	(11,379)	(75)	(5,447)	(17,001)
Balance, August 31, 2022	$4,705	$146,270	$10,372	$165,138	$12,074	$3,599	$342,158

Accumulated depreciation
Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)
Depreciation	—	(5,456)	—	(22,735)	(1,451)	(822)	(30,464)
Transfers	—	—	—	—	—	222	222
Disposals	—	—	—	1,129	9	—	1,138
Balance, August 31, 2021	$—	$(13,659)	$—	$(41,647)	$(4,578)	$(1,157)	$(61,041)
Depreciation	—	(5,933)	—	(13,853)	(1,550)	(925)	(22,261)
Disposals	—	—	—	4,715	59	434	5,208
Impairment	—	—	—	(4,245)	—	—	(4,245)
Balance, August 31, 2022	$—	$(19,592)	$—	$(55,030)	$(6,069)	$(1,648)	$(82,339)

Net book value
August 31, 2021	$4,075	$122,104	$2,092	$97,763	$5,745	$4,160	$235,939
August 31, 2022	$4,705	$126,678	$10,372	$110,108	$6,005	$1,951	$259,819

Included in deferred charges and deposits is $5,507 (August 31, 2021 - $3,188) paid to secure the acquisition of manufacturing equipment. The amounts will be recorded into property, plant and equipment as equipment is received.

i.Impairment/ Accelerated Depreciation
Moncton Chocolate Line
During the year ended August 31, 2022, due to the decline in utilization of the equipment and declining revenues, the Company made the strategic decision to cease manufacturing chocolate at its Moncton Campus. As a result, the asset is measured at the lower of its carrying amount and fair value less costs to sell and the Company recognized an impairment loss of $3,978 in relation to this asset. Additionally, management reassessed the useful life of the chocolate manufacturing equipment at its Winnipeg site and recognized accelerated depreciation of $267.
Reconciliation of property, plant, and equipment additions to the statements of cash flows
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	AUGUST 31, 2022	AUGUST 31, 2021
Additions (including right-of-use lease assets)	$62,179	$21,443
Additions related to business combinations (Note 27)	(6,240)	(11,862)
Additions related to right-of-use lease assets	(2,931)	—
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,319	2,668
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(6,579)	(492)
Purchase of property, plant and equipment	$48,748	$11,757